Definition of Terms in Portfolio Name	Oct. 07, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	The portfolio of the trust consists primarily of corporate debt obligations of U.S. and non-U.S. entities. Corporate debt obligations are fully taxable debt obligations issued by corporations to finance their operations. As of the Inception Date, at least 80% of the value of the trust’s assets consists of investment-grade corporate debt obligations maturing in approximately 3-7 years. The portfolio may hold debt obligations with a maturity of less than three years or greater than seven years. Investment-grade securities will be those securities rated investment-grade quality (i.e., in the category of BBB/Baa or higher) by at least one nationally recognized statistical rating organization or, if unrated, deemed to be of comparable credit characteristics by the sponsor. Such rating relates to the underlying securities and not the trust or the value of the units, which will fluctuate. For purposes of the trust’s 80% policy, the sponsor believes that any unrated corporate debt obligation held by the trust would have been rated investment-grade if it was rated by a nationally recognized statistical rating organization. There can be no assurance that any security contained in the trust will retain an investment-grade rating for the life of the trust. See “Description of Bond Rating” for additional information. As a result of this strategy, the trust is concentrated in the financials sector.